ACQUISITIONS (Schedule of Purchase Price of Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012 Sweet IM Ltd. [Member]	Aug. 31, 2011 Smilebox Inc. [Member]
Business Acquisition [Line Items]
Cash	$ 2,733	$ 2,100
Restricted cash	10,260
Trade receivables	7,473	87
Other receivables and prepaid expenses	1,253	616
Property and equipment	216	191
Long-term prepaid expenses and other	70	449
Trade payables	(2,318)	(1,268)
Accrued expenses and other liabilities	(5,148)	(1,171)
Payment obligation related to acquisition	(9,958)
Deferred revenues		(622)
Intangible assets	30,756	6,358
Deferred tax liability	(3,786)
Goodwill	12,682	24,753
Total purchase price	$ 44,233	$ 31,493